Distribution Date:	08/17/23	JPMBB Commercial Mortgage Securities Trust 2014-C23
Determination Date:	08/11/23
Next Distribution Date:	09/15/23
Record Date:	07/31/23	Commercial Mortgage Pass-Through Certificates
Series 2014-C23

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Current Mortgage Loan and Property Stratification	10-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	15-16	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	17-18		Don Simon	(203) 660-6100
Principal Prepayment Detail	19		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46643ABA0	1.650200%	49,525,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46643ABB8	3.181300%	240,990,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46643ABC6	3.368000%	36,603,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46643ABD4	3.669600%	235,000,000.00	157,683,834.27	0.00	482,197.17	0.00	0.00	482,197.17	157,683,834.27	45.43%	30.00%
A-5	46643ABE2	3.934200%	307,498,000.00	307,498,000.00	0.00	1,008,132.19	0.00	0.00	1,008,132.19	307,498,000.00	45.43%	30.00%
A-SB	46643ABF9	3.657000%	79,326,000.00	19,910,192.03	856,784.52	60,676.31	0.00	0.00	917,460.83	19,053,407.51	45.43%	30.00%
A-S	46643ABJ1	4.201600%	86,422,000.00	86,422,000.00	0.00	302,592.23	0.00	0.00	302,592.23	86,422,000.00	35.69%	23.62%
B	46643ABK8	4.628713%	62,698,000.00	62,698,000.00	0.00	241,842.53	0.00	0.00	241,842.53	62,698,000.00	28.62%	19.00%
C	46643ABL6	4.628713%	52,531,000.00	52,531,000.00	0.00	202,625.76	0.00	0.00	202,625.76	52,531,000.00	22.70%	15.12%
D	46643AAG8	4.128713%	96,588,000.00	96,588,000.00	0.00	332,320.09	0.00	0.00	332,320.09	96,588,000.00	11.81%	8.00%
E	46643AAJ2	3.364000%	30,502,000.00	30,502,000.00	0.00	85,507.27	0.00	0.00	85,507.27	30,502,000.00	8.38%	5.75%
F	46643AAL7	3.364000%	15,251,000.00	15,251,000.00	0.00	42,753.64	0.00	0.00	42,753.64	15,251,000.00	6.66%	4.62%
NR*	46643AAN3	3.364000%	62,697,834.00	59,360,624.21	0.00	415,151.85	0.00	292,686.13	415,151.85	59,067,938.08	0.00%	0.00%
UH5	46643AAQ6	4.709400%	12,257,000.00	12,257,000.00	0.00	49,706.02	0.00	0.00	49,706.02	12,257,000.00	0.00%	0.00%
WYA	46643AAS2	7.739400%	10,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RIM	46643AAU7	4.304400%	15,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46643AAY9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46643AAW3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,393,388,836.00	900,701,650.51	856,784.52	3,223,505.06	0.00	292,686.13	4,080,289.58	899,552,179.86

X-A	46643ABG7	0.736739%	1,035,364,000.00	571,514,026.30	0.00	350,880.65	0.00	0.00	350,880.65	570,657,241.78
X-B	46643ABH5	0.500000%	96,588,000.00	96,588,000.00	0.00	40,245.00	0.00	0.00	40,245.00	96,588,000.00
X-C	46643AAA1	1.264713%	30,502,000.00	30,502,000.00	0.00	32,146.89	0.00	0.00	32,146.89	30,502,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-D	46643AAC7	1.264713%	15,251,000.00	15,251,000.00	0.00	16,073.45	0.00	0.00	16,073.45	15,251,000.00
X-E	46643AAE3	1.264713%	62,697,834.00	59,360,624.21	0.00	62,561.78	0.00	0.00	62,561.78	59,067,938.08
Notional SubTotal			1,240,402,834.00	773,215,650.51	0.00	501,907.77	0.00	0.00	501,907.77	772,066,179.86

Deal Distribution Total					856,784.52	3,725,412.83	0.00	292,686.13	4,582,197.35

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46643ABA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46643ABB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46643ABC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46643ABD4	670.99503945	0.00000000	2.05190285	0.00000000	0.00000000	0.00000000	0.00000000	2.05190285	670.99503945
A-5	46643ABE2	1,000.00000000	0.00000000	3.27849999	0.00000000	0.00000000	0.00000000	0.00000000	3.27849999	1,000.00000000
A-SB	46643ABF9	250.99200804	10.80080327	0.76489814	0.00000000	0.00000000	0.00000000	0.00000000	11.56570141	240.19120478
A-S	46643ABJ1	1,000.00000000	0.00000000	3.50133334	0.00000000	0.00000000	0.00000000	0.00000000	3.50133334	1,000.00000000
B	46643ABK8	1,000.00000000	0.00000000	3.85726068	0.00000000	0.00000000	0.00000000	0.00000000	3.85726068	1,000.00000000
C	46643ABL6	1,000.00000000	0.00000000	3.85726067	0.00000000	0.00000000	0.00000000	0.00000000	3.85726067	1,000.00000000
D	46643AAG8	1,000.00000000	0.00000000	3.44059397	0.00000000	0.00000000	0.00000000	0.00000000	3.44059397	1,000.00000000
E	46643AAJ2	1,000.00000000	0.00000000	2.80333322	0.00000000	0.00000000	0.00000000	0.00000000	2.80333322	1,000.00000000
F	46643AAL7	1,000.00000000	0.00000000	2.80333355	0.00000000	0.00000000	0.00000000	0.00000000	2.80333355	1,000.00000000
NR	46643AAN3	946.77312473	0.00000000	6.62147037	1.19909565	52.12432554	0.00000000	4.66820162	6.62147037	942.10492311
UH5	46643AAQ6	1,000.00000000	0.00000000	4.05531696	0.00000000	0.00000000	0.00000000	0.00000000	4.05531696	1,000.00000000
WYA	46643AAS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RIM	46643AAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46643AAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46643AAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46643ABG7	551.99333404	0.00000000	0.33889593	0.00000000	0.00000000	0.00000000	0.00000000	0.33889593	551.16581394
X-B	46643ABH5	1,000.00000000	0.00000000	0.41666667	0.00000000	0.00000000	0.00000000	0.00000000	0.41666667	1,000.00000000
X-C	46643AAA1	1,000.00000000	0.00000000	1.05392728	0.00000000	0.00000000	0.00000000	0.00000000	1.05392728	1,000.00000000
X-D	46643AAC7	1,000.00000000	0.00000000	1.05392761	0.00000000	0.00000000	0.00000000	0.00000000	1.05392761	1,000.00000000
X-E	46643AAE3	946.77312473	0.00000000	0.99783000	0.00000000	0.00000000	0.00000000	0.00000000	0.99783000	942.10492311

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	07/01/23 - 07/30/23	30	0.00	482,197.17	0.00	482,197.17	0.00	0.00	0.00	482,197.17	0.00
A-5	07/01/23 - 07/30/23	30	0.00	1,008,132.19	0.00	1,008,132.19	0.00	0.00	0.00	1,008,132.19	0.00
A-SB	07/01/23 - 07/30/23	30	0.00	60,676.31	0.00	60,676.31	0.00	0.00	0.00	60,676.31	0.00
A-S	07/01/23 - 07/30/23	30	0.00	302,592.23	0.00	302,592.23	0.00	0.00	0.00	302,592.23	0.00
B	07/01/23 - 07/30/23	30	0.00	241,842.53	0.00	241,842.53	0.00	0.00	0.00	241,842.53	0.00
C	07/01/23 - 07/30/23	30	0.00	202,625.76	0.00	202,625.76	0.00	0.00	0.00	202,625.76	0.00
D	07/01/23 - 07/30/23	30	0.00	332,320.09	0.00	332,320.09	0.00	0.00	0.00	332,320.09	0.00
E	07/01/23 - 07/30/23	30	0.00	85,507.27	0.00	85,507.27	0.00	0.00	0.00	85,507.27	0.00
F	07/01/23 - 07/30/23	30	0.00	42,753.64	0.00	42,753.64	0.00	0.00	0.00	42,753.64	0.00
NR	07/01/23 - 07/30/23	30	3,192,901.61	166,407.62	0.00	166,407.62	75,180.70	323,924.93	0.00	415,151.85	3,268,082.31
UH5	07/01/23 - 07/31/23	31	0.00	49,706.02	0.00	49,706.02	0.00	0.00	0.00	49,706.02	0.00
WYA	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
RIM	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Z	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	07/01/23 - 07/30/23	30	0.00	350,880.65	0.00	350,880.65	0.00	0.00	0.00	350,880.65	0.00
X-B	07/01/23 - 07/30/23	30	0.00	40,245.00	0.00	40,245.00	0.00	0.00	0.00	40,245.00	0.00
X-C	07/01/23 - 07/30/23	30	0.00	32,146.89	0.00	32,146.89	0.00	0.00	0.00	32,146.89	0.00
X-D	07/01/23 - 07/30/23	30	0.00	16,073.45	0.00	16,073.45	0.00	0.00	0.00	16,073.45	0.00
X-E	07/01/23 - 07/30/23	30	0.00	62,561.78	0.00	62,561.78	0.00	0.00	0.00	62,561.78	0.00
Totals			3,192,901.61	3,476,668.60	0.00	3,476,668.60	75,180.70	323,924.93	0.00	3,725,412.83	3,268,082.31

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46643ABJ1	4.201600%	86,422,000.00	86,422,000.00	0.00	302,592.23	0.00	0.00	302,592.23	86,422,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46643ABK8	4.628713%	62,698,000.00	62,698,000.00	0.00	241,842.53	0.00	0.00	241,842.53	62,698,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46643ABL6	4.628713%	52,531,000.00	52,531,000.00	0.00	202,625.76	0.00	0.00	202,625.76	52,531,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			201,651,000.03	201,651,000.00	0.00	747,060.52	0.00	0.00	747,060.52	201,651,000.00

Exchangeable Certificate Details
EC	46643ABM4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information

Total Available Distribution Amount (1)	4,582,197.35
Gain-on-Sale Proceeds Reserve Account Beginning Balance	1,863,427.63
Gain-on-Sale Proceeds Reserve Account Ending Balance	1,539,502.70
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,467,703.80	Master Servicing Fee	7,023.21
Interest Reductions due to Nonrecoverability Determination	(35,860.83)	Certificate Administrator Fee	2,349.49
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	387.80
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Senior Trust Advisor Fee	1,396.09
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,431,842.97	Total Fees	11,366.60

Principal		Expenses/Reimbursements
Scheduled Principal	1,149,470.65	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	5,793.62
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	13,194.84
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	292,686.13
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,149,470.65	Total Expenses/Reimbursements	311,674.59

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,725,412.83
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	856,784.52
Gain-on-Sale Proceeds Reserve Account Withdrawal	323,924.93	Prepayment Penalties / Yield Maintenance	0.00
		Gain-on-Sale Proceeds Reserve Account Deposit	0.00
Total Other Collected	323,924.93	Total Payments to Certificateholders and Others	4,582,197.35
Total Funds Collected	4,905,238.55	Total Funds Distributed	4,905,238.54

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	888,444,650.51	888,444,650.51	Beginning Certificate Balance	900,701,650.51
(-) Scheduled Principal Collections	1,149,470.65	1,149,470.65	(-) Principal Distributions	856,784.52
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	292,686.13
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	292,686.13
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	887,295,179.86	887,295,179.86	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	889,203,215.44	889,203,215.44	Ending Certificate Balance	899,552,179.86
Ending Actual Collateral Balance	888,076,409.85	888,076,409.85

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	1,584,099.72	0.00	UC / (OC) Change	0.00
Current Period Advances	292,686.13	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	1,876,785.85	0.00	Net WAC Rate	4.63%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	19	153,437,581.49	17.29%	10	4.6848	NAP	Defeased	19	153,437,581.49	17.29%	10	4.6848	NAP
	9,999,999 or less	15	62,961,069.21	7.10%	17	4.6425	1.361442	1.35 or less	10	261,617,973.39	29.48%	12	4.6266	1.067977
10,000,000 to 19,999,999		2	30,702,345.51	3.46%	13	4.5822	1.929951	1.36 to 1.45	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.46 to 1.55	2	9,535,305.78	1.07%	12	4.6520	1.535726
25,000,000 to 49,999,999		10	384,071,353.92	43.29%	13	4.3871	2.029386	1.56 to 1.65	3	84,609,254.28	9.54%	13	4.3722	1.594602
	50,000,000 or greater	3	256,122,829.73	28.87%	16	4.4005	2.304316	1.66 to 1.80	1	54,501,788.40	6.14%	30	4.0000	1.718900
	Totals	49	887,295,179.86	100.00%	14	4.4673	1.947838	1.81 to 2.00	2	51,749,594.57	5.83%	13	4.3652	1.829952
								2.01 or greater	12	271,843,681.95	30.64%	14	4.3276	3.300583
								Totals	49	887,295,179.86	100.00%	14	4.4673	1.947838
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	28	153,437,581.49	17.29%	10	4.6848	NAP	Puerto Rico	1	54,501,788.40	6.14%	30	4.0000	1.718900
Alabama	1	131,449.61	0.01%	73	4.7200	3.798600	South Carolina	1	6,249,104.01	0.70%	12	4.5900	1.526800
Arizona	1	26,442,171.35	2.98%	13	4.1300	1.580200	Tennessee	4	36,179,429.03	4.08%	12	4.9445	1.483491
California	5	138,061,575.41	15.56%	12	4.5314	1.943011	Texas	7	83,057,525.97	9.36%	15	3.8667	3.512595
Colorado	2	18,675,017.12	2.10%	13	4.5832	1.596895	Washington	2	49,617,490.19	5.59%	13	4.6374	1.174517
Connecticut	1	657,247.93	0.07%	73	4.7200	3.798600	West Virginia	1	4,079,413.26	0.46%	12	4.7000	(0.115800)
Delaware	1	8,622,119.14	0.97%	12	4.8300	(0.707200)	Totals	83	887,295,179.86	100.00%	14	4.4673	1.947838
Florida	1	114,653.19	0.01%	73	4.7200	3.798600
									Property Type³
Georgia	2	2,827,013.64	0.32%	15	4.5774	2.255163
Indiana	1	146,055.06	0.02%	73	4.7200	3.798600		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Kentucky	1	321,321.17	0.04%	73	4.7200	3.798600		Properties	Balance	Agg. Bal.			DSCR¹
Louisiana	1	124,146.89	0.01%	73	4.7200	3.798600	Defeased	28	153,437,581.49	17.29%	10	4.6848	NAP
Maine	1	90,554.18	0.01%	73	4.7200	3.798600	Industrial	1	3,221,486.22	0.36%	13	4.7900	2.995600
Massachusetts	1	15,440,684.00	1.74%	13	4.1300	1.580200	Lodging	9	117,976,466.34	13.30%	12	4.4608	1.366311
Michigan	1	25,613,732.03	2.89%	12	4.3100	1.325700	Mixed Use	1	96,621,041.33	10.89%	12	4.5700	1.122600
Minnesota	1	3,221,486.22	0.36%	13	4.7900	2.995600	Multi-Family	3	35,353,212.39	3.98%	13	4.5622	1.943258
Mississippi	1	306,715.72	0.03%	73	4.7200	3.798600	Office	6	197,542,602.70	22.26%	12	4.5998	2.426539
Missouri	2	6,291,913.01	0.71%	13	4.3500	0.929400	Other	1	48,000,000.00	5.41%	13	4.3430	1.827800
Nevada	2	15,682,988.73	1.77%	13	4.6300	1.617900	Retail	10	222,385,562.12	25.06%	17	4.1517	2.517213
New Mexico	2	3,052,258.74	0.34%	18	4.7560	2.884786	Self Storage	24	12,757,227.27	1.44%	34	4.7104	3.112550
New York	2	201,621,041.33	22.72%	12	4.5088	2.462564	Totals	83	887,295,179.86	100.00%	14	4.4673	1.947838
North Carolina	1	3,749,594.57	0.42%	13	4.6500	1.857500
Ohio	4	28,073,566.78	3.16%	13	4.6379	1.634025
Oklahoma	1	142,403.77	0.02%	73	4.7200	3.798600
Pennsylvania	3	763,137.93	0.09%	73	4.7200	3.798600

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	19	153,437,581.49	17.29%	10	4.6848	NAP	Defeased	19	153,437,581.49	17.29%	10	4.6848	NAP
	4.40000% or less	7	256,290,288.79	28.88%	17	4.0728	2.228273	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	8	248,458,499.07	28.00%	12	4.5182	2.345288	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	13	192,241,922.83	21.67%	14	4.6495	1.730773	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	1	8,622,119.14	0.97%	12	4.8300	(0.707200)	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	1	28,244,768.54	3.18%	12	5.0675	1.209700	49 months or greater	30	733,857,598.37	82.71%	14	4.4219	2.063873
	Totals	49	887,295,179.86	100.00%	14	4.4673	1.947838	Totals	49	887,295,179.86	100.00%	14	4.4673	1.947838
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	19	153,437,581.49	17.29%	10	4.6848	NAP	Defeased	19	153,437,581.49	17.29%	10	4.6848	NAP
	60 months or less	29	729,256,132.39	82.19%	14	4.4200	2.052927	Interest Only	5	276,750,000.00	31.19%	13	4.2837	3.173825
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	239 months or less	4	14,730,496.81	1.66%	12	4.6672	0.326482
	Totals	48	882,693,713.88	99.48%	13	4.4660	1.938190	240 to 299 months	19	341,154,594.25	38.45%	15	4.4774	1.481667
								300 to 359 months	1	96,621,041.33	10.89%	12	4.5700	1.122600
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	48	882,693,713.88	99.48%	13	4.4660	1.938190
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	19	153,437,581.49	17.29%	10	4.6848	NAP	120 months or less	1	4,601,465.98	0.52%	73	4.7200	3.798600
Underwriter's Information		1	40,000,000.00	4.51%	14	3.8327	3.340000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	28	650,107,598.37	73.27%	14	4.4436	1.941348	Totals	1	4,601,465.98	0.52%	73	4.7200	3.798600
	13 to 24 months	1	43,750,000.00	4.93%	12	4.6380	2.717800
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	887,295,179.86	100.00%	14	4.4673	1.947838
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	302581001	OF	New York	NY	Actual/360	4.452%	402,580.21	0.00	0.00	N/A	08/01/24	--	105,000,000.00	105,000,000.00	08/01/23
2	883100292	MU	New York	NY	Actual/360	4.570%	380,682.52	114,828.61	0.00	N/A	08/11/24	--	96,735,869.94	96,621,041.33	08/11/23
4	302581004	RT	Grapevine	TX	Actual/360	3.833%	132,015.22	0.00	0.00	N/A	10/01/24	--	40,000,000.00	40,000,000.00	08/01/23
4A	302591004	RT	Grapevine	TX	Actual/360	3.833%	132,015.22	0.00	0.00	N/A	10/01/24	--	40,000,000.00	40,000,000.00	08/01/23
5	302581005	OF	Richland	WA	Actual/360	4.637%	197,612.02	106,154.17	0.00	N/A	09/01/24	--	49,489,956.18	49,383,802.01	08/01/23
6	883100288	RT	Caguas	PR	Actual/360	4.000%	187,728.38	0.00	0.00	N/A	02/06/26	--	54,501,788.40	54,501,788.40	08/06/23
7	302581007	98	San Diego	CA	Actual/360	4.343%	179,510.67	0.00	0.00	09/01/24	09/01/35	--	48,000,000.00	48,000,000.00	08/01/23
8	302511002	LO	Various	Various	Actual/360	4.130%	149,197.20	69,025.92	0.00	N/A	09/01/24	--	41,951,881.27	41,882,855.35	08/01/23
9	302581009	RT	Los Angeles	CA	Actual/360	4.638%	174,730.21	0.00	0.00	N/A	08/06/24	--	43,750,000.00	43,750,000.00	05/06/20
12	302581012	LO	Various	Various	Actual/360	4.630%	127,057.23	68,429.52	0.00	N/A	09/05/24	--	31,868,323.22	31,799,893.70	08/05/23
13	302581013	LO	Mountain View	CA	Actual/360	4.640%	141,641.88	53,557.38	0.00	N/A	07/01/24	--	35,449,859.67	35,396,302.29	08/01/23
16	302581016	OF	Memphis	TN	Actual/360	5.067%	123,448.95	45,328.85	0.00	N/A	08/01/24	--	28,290,097.39	28,244,768.54	08/01/23
17	883100265	RT	Northville	MI	Actual/360	4.310%	95,214.82	41,036.35	0.00	N/A	08/06/24	--	25,654,768.38	25,613,732.03	08/06/23
18	302581018	MF	Ada	MI	Actual/360	4.570%	94,914.26	41,994.35	0.00	N/A	06/05/24	--	24,118,820.62	24,076,826.27	08/05/23
19	302581019	SS	Various	Various	Actual/360	4.720%	19,325.24	153,239.15	0.00	N/A	09/01/29	--	4,754,705.13	4,601,465.98	08/01/23
20	302581020	MF	Perrysburg	OH	Actual/360	4.600%	78,470.21	34,311.55	0.00	N/A	09/05/24	--	19,810,151.83	19,775,840.28	08/05/23
23	302581023	MF	Davison	MI	Actual/360	4.880%	59,071.51	44,900.07	0.00	N/A	09/05/24	06/05/24	14,057,206.94	14,012,306.87	08/05/23
24	302581024	MF	Various	TX	Actual/360	4.440%	53,130.58	30,891.54	0.00	N/A	08/05/24	--	13,896,402.54	13,865,511.00	08/05/23
25	623100125	MF	Randallstown	MD	Actual/360	4.720%	59,365.33	21,729.80	0.00	N/A	07/06/24	--	14,606,013.49	14,584,283.69	08/06/23
26	623100127	MF	Gwynn Oak	MD	Actual/360	4.700%	58,019.45	21,409.93	0.00	N/A	04/06/24	--	14,335,622.39	14,314,212.46	08/06/23
27	302581027	MF	Various	NH	Actual/360	4.520%	48,050.33	27,115.07	0.00	N/A	05/05/24	--	12,345,217.94	12,318,102.87	08/05/23
30	302581030	MF	Boulder	CO	Actual/360	4.550%	42,888.23	19,800.01	0.00	N/A	09/05/24	--	10,946,305.24	10,926,505.23	08/05/23
31	302581031	MH	Lake Worth	FL	Actual/360	4.500%	37,228.21	21,040.60	0.00	N/A	07/01/24	--	9,607,279.20	9,586,238.60	08/01/23
34	883100283	OF	Dover	DE	Actual/360	4.830%	0.00	0.00	0.00	N/A	08/06/24	--	8,622,119.14	8,622,119.14	12/06/19
36	623100133	MH	Various	Various	Actual/360	5.230%	33,247.94	14,520.78	0.00	N/A	05/06/24	--	7,382,505.83	7,367,985.05	08/06/23
37	302581037	OF	Creve Coeur	MO	Actual/360	4.350%	23,614.26	12,228.19	0.00	N/A	09/05/24	--	6,304,141.20	6,291,913.01	08/05/23
38	302581038	RT	Florence	SC	Actual/360	4.590%	24,745.98	11,737.36	0.00	N/A	08/05/24	--	6,260,841.37	6,249,104.01	08/05/23
39	623100124	MF	Baltimore	MD	Actual/360	4.690%	26,874.93	9,957.50	0.00	N/A	04/06/24	--	6,654,497.46	6,644,539.96	08/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
42	623100132	IN	Knoxville	TN	Actual/360	4.700%	20,987.52	17,017.91	0.00	N/A	08/06/24	05/06/24	5,185,660.64	5,168,642.73	08/06/23
44	302581044	LO	St Clairsville	OH	Actual/360	4.700%	19,549.20	12,273.26	0.00	N/A	08/05/24	--	4,830,275.00	4,818,001.74	07/05/22
45	883100294	MU	Austin	TX	Actual/360	4.503%	17,816.02	10,059.84	0.00	N/A	09/06/24	06/06/24	4,595,128.67	4,585,068.83	08/06/23
46	623100129	LO	Daytona Beach	FL	Actual/360	4.803%	18,786.70	9,555.02	0.00	N/A	05/06/24	--	4,542,329.81	4,532,774.79	08/06/23
47	623100140	MH	Louisville	KY	Actual/360	4.630%	17,721.14	9,544.12	0.00	N/A	06/06/24	--	4,444,792.09	4,435,247.97	08/06/23
48	883100270	MF	Chattanooga	TN	Actual/360	4.430%	17,773.65	8,358.15	0.00	N/A	08/06/24	--	4,659,225.03	4,650,866.88	08/06/23
49	883100285	RT	Laguna Niguel	CA	Actual/360	4.420%	9,806.40	29,608.79	0.00	N/A	09/06/24	--	2,576,488.83	2,546,880.04	08/06/23
50	623100128	MH	Various	Various	Actual/360	5.070%	17,763.79	8,209.39	0.00	N/A	05/06/24	--	4,068,819.30	4,060,609.91	08/06/23
51	302581051	LO	Triadelphia	WV	Actual/360	4.700%	16,552.35	10,391.80	0.00	N/A	08/05/24	--	4,089,805.06	4,079,413.26	07/05/22
52	623100136	RT	Mebane	NC	Actual/360	4.650%	15,046.21	8,044.01	0.00	N/A	09/06/24	--	3,757,638.58	3,749,594.57	08/06/23
53	302581053	RT	Cuyahoga Falls	OH	Actual/360	4.770%	13,542.17	10,736.73	0.00	N/A	08/05/24	--	3,296,938.50	3,286,201.77	08/05/23
54	883100260	MF	Chattanooga	TN	Actual/360	4.490%	14,022.22	6,474.48	0.00	N/A	07/06/24	--	3,626,696.52	3,620,222.04	08/06/23
56	623100138	IN	Rochester	MN	Actual/360	4.790%	13,311.73	5,816.50	0.00	N/A	09/06/24	--	3,227,302.72	3,221,486.22	08/06/23
57	623100126	MF	Parkville	MD	Actual/360	4.690%	13,607.56	5,041.77	0.00	N/A	04/06/24	--	3,369,365.89	3,364,324.12	08/06/23
58	883100273	SS	Nashville	TN	Actual/360	4.610%	12,492.16	5,471.32	0.00	N/A	08/06/24	--	3,146,861.16	3,141,389.84	08/06/23
59	302581059	SS	Santa Fe	NM	Actual/360	4.760%	11,277.56	5,826.14	0.00	N/A	08/05/24	--	2,751,369.16	2,745,543.02	08/05/23
60	623100130	RT	Atlanta	GA	Actual/360	4.570%	10,602.17	5,872.84	0.00	N/A	08/01/24	--	2,694,134.14	2,688,261.30	08/01/23
61	623100123	MF	Parkville	MD	Actual/360	4.690%	12,152.31	4,502.58	0.00	N/A	04/06/24	--	3,009,030.79	3,004,528.21	08/06/23
63	302581063	SS	Dallas	TX	Actual/360	4.770%	9,338.84	4,778.21	0.00	N/A	09/05/24	--	2,273,606.64	2,268,828.43	08/05/23
64	623100137	MF	Selma	AL	Actual/360	5.250%	9,326.42	5,004.41	0.00	N/A	06/06/24	--	2,062,986.92	2,057,982.51	08/06/23
65	623100141	MH	Various	IN	Actual/360	5.150%	8,167.96	3,646.68	0.00	N/A	09/06/24	06/06/24	1,841,820.29	1,838,173.61	08/06/23
Totals							3,382,025.07	1,149,470.65	0.00				888,444,650.51	887,295,179.86

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	18,070,884.75	4,484,724.44	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	25,480,520.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	40,366,361.30	10,092,757.82	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,773,372.50	2,330,964.42	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	8,906,224.89	2,346,884.74	01/01/23	03/31/23	--	0.00	306,408.91	1,096,064.35	1,096,064.35	0.00	0.00
7	2,935,256.00	963,179.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	16,678,732.09	17,566,613.09	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	11,397,255.00	01/01/22	06/30/22	12/06/22	0.00	33,281.45	174,236.69	6,471,927.96	0.00	0.00
12	4,988,233.79	4,491,692.38	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,209,555.85	3,383,747.41	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,237,017.44	1,535,251.42	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,592,540.24	1,176,915.52	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	8,120,049.87	8,067,647.61	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,957,534.05	1,472,126.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1,177,569.68	1,202,002.42	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	(165,205.00)	0.00	--	--	06/12/23	7,519,992.79	658,074.53	0.00	0.00	373,827.07	292,686.13
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	684,557.00	143,494.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	744,891.00	760,320.00	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	(104,555.00)	0.00	--	--	04/11/23	1,450,798.43	79,803.14	25,745.58	358,957.87	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	654,928.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	671,082.00	113,943.25	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	9,763.00	0.00	--	--	04/11/23	0.00	23,696.89	26,669.10	346,961.68	0.00	0.00
52	522,400.80	274,598.30	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
53	601,326.50	130,980.34	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	385,930.56	370,415.18	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	612,691.99	330,323.60	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
59	596,968.09	144,769.72	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	5,334.71	0.00
60	437,410.39	223,064.19	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	308,210.48	193,187.92	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	148,454,253.26	73,196,857.77				8,970,791.22	1,101,264.92	1,322,715.72	8,273,911.86	379,161.78	292,686.13

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/23	0	0.00	0	0.00	4	61,269,534.14	1	4,818,001.74	2	12,701,532.40	0	0.00	0	0.00	0	0.00	4.467335%	4.435317%	14
07/17/23	0	0.00	0	0.00	4	61,292,199.20	1	4,830,275.00	2	12,711,924.20	0	0.00	0	0.00	0	0.00	4.467535%	4.435529%	15
06/16/23	0	0.00	0	0.00	4	61,315,935.86	1	4,843,128.54	2	12,722,807.32	0	0.00	0	0.00	0	0.00	4.467746%	4.435752%	16
05/17/23	0	0.00	0	0.00	4	61,338,413.88	1	4,855,300.52	2	12,733,113.36	0	0.00	0	0.00	0	0.00	4.467943%	4.435960%	17
04/17/23	0	0.00	0	0.00	4	61,361,970.24	1	4,868,056.43	2	12,743,913.81	0	0.00	0	0.00	0	0.00	4.468151%	4.436180%	18
03/17/23	0	0.00	0	0.00	4	61,384,262.70	2	9,012,143.56	1	8,622,119.14	0	0.00	0	0.00	0	0.00	4.468346%	4.436386%	19
02/17/23	0	0.00	0	0.00	4	61,409,990.87	2	9,037,871.73	2	8,622,119.14	0	0.00	0	0.00	1	6,319,441.56	4.468574%	4.436629%	20
01/18/23	0	0.00	0	0.00	5	68,804,440.59	2	9,059,970.63	2	15,994,469.96	0	0.00	0	0.00	0	0.00	4.470421%	4.436620%	21
12/16/22	0	0.00	0	0.00	5	68,841,705.00	2	9,081,980.44	2	16,009,724.56	0	0.00	0	0.00	0	0.00	4.440470%	4.406678%	22
11/18/22	0	0.00	0	0.00	5	68,880,960.41	2	9,105,085.47	2	16,025,874.94	0	0.00	0	0.00	0	0.00	4.440711%	4.406929%	23
10/17/22	0	0.00	2	9,126,913.43	3	59,791,003.72	2	9,126,913.43	2	16,041,003.72	0	0.00	0	0.00	0	0.00	4.440936%	4.407163%	24
09/16/22	0	0.00	0	0.00	5	68,972,650.54	2	9,149,843.16	2	16,072,807.38	0	0.00	0	0.00	0	0.00	4.441180%	4.407414%	25
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	302581009	05/06/20	38	6	174,236.69	6,471,927.96	0.00	43,750,000.00	08/31/20	1
34	883100283	12/06/19	43	6	0.00	0.00	912,024.51	9,107,712.70	10/25/19	7			08/05/21
44	302581044	07/05/22	12	6	25,745.58	358,957.87	134,428.15	4,978,090.35	07/16/20	2		07/21/16
51	302581051	07/05/22	12	6	26,669.10	346,961.68	44,483.97	4,214,960.65	08/06/20	2			03/31/23
Totals					226,651.37	7,177,847.51	1,090,936.63	62,050,763.70
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		528,344,327	467,074,793	43,750,000		17,519,534
13 - 24 Months		251,847,599	251,847,599	0		0
25 - 36 Months		54,501,788	54,501,788	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		52,601,466	52,601,466	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-23	887,295,180	826,025,646	0	0	43,750,000	17,519,534
Jul-23	888,444,651	827,152,451	0	0	43,750,000	17,542,199
Jun-23	889,661,154	828,345,218	0	0	43,750,000	17,565,936
May-23	890,801,246	829,462,832	0	0	43,750,000	17,588,414
Apr-23	892,008,708	830,646,738	0	0	43,750,000	17,611,970
Mar-23	893,139,495	831,755,232	0	0	43,750,000	17,634,263
Feb-23	894,482,417	833,072,426	0	0	52,787,872	8,622,119
Jan-23	902,975,750	834,171,309	0	0	52,809,971	15,994,470
Dec-22	904,107,542	835,265,837	0	0	52,831,980	16,009,725
Nov-22	905,308,448	836,427,488	0	0	52,855,085	16,025,875
Oct-22	906,430,993	837,513,076	0	9,126,913	43,750,000	16,041,004
Sep-22	907,638,759	838,666,108	0	0	52,899,843	16,072,807
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	302581009	43,750,000.00	43,750,000.00	239,000,000.00	10/13/22	11,397,255.00	2.71780	06/30/22	08/06/24	I/O
34	883100283	8,622,119.14	9,107,712.70	4,300,000.00	04/14/23	(428,959.00)	(0.70720)	12/31/22	08/06/24	252
44	302581044	4,818,001.74	4,978,090.35	4,300,000.00	02/16/23	(153,243.00)	(0.40120)	12/31/22	08/05/24	191
51	302581051	4,079,413.26	4,214,960.65	5,600,000.00	02/16/23	(37,451.00)	(0.11580)	12/31/22	08/05/24	191
Totals		61,269,534.14	62,050,763.70	253,200,000.00		10,777,602.00

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
9	302581009	RT	CA	08/31/20	1

Loan transferred to SS for Delinquent Payments on 8/26/2020. Loan previously transferred NT on 4/9/2020. A financial relief modification due to COVID-19 was requested. Borrower has requested to either (1) use Reserve funds, including funds in the Excess C ash Reserve, to fund debt service payments or (2) amend the waterfall such that operating expenses are paid prior to debt service, with any debt service shortfalls deferred until such time COVID-19 related issues are resolved.

The Property closed in 3/202 0 due to COVID-19 and in 5/2020 briefly due to riots that damaged storefronts. The Property has since reopened. Sr and Mezz Loan are due for the 6/2020 payment. As of YE 2022, the Property's NOI/DSCR/Occ is

$10.6MM/0.98x/92.98%. Loan is cash managed and all Property cash flow is controlled by Lender. Lender retained counsel and the Senior Loan NOD and Purchase Notice to Mezz was sent 8/5/2020. On 12/11/2020, the former Note-B Holder,

I&G Holding B-Lender 1, LLC, an affiliate of J.P.Morgan Investment Management Inc., sold their position. Since Loan transferred to Special Servicing, Lender and Borrower have engaged in extensive workout discussions. Reinstatement terms of the A and B Notes were negotiated with the Borrower and in the process of being appr oved internally.

34	883100283	OF	DE	10/25/19	7

Sheriff's foreclosure occurred on 8/5/21 and the property is now in REO. A motion to confirm the sale was filed on 9/15/21 and the deed was recorded on 12/16/21. After the execution of the FBI expansion, DSHA, First State Community Action

Agency, Tailored Care, DSEU, EH Health and Grace Residential leases, leased occupancy has increased from 11% to 41%. Special Servicer is evaluating disposition options and has engaged Colliers to list the property. Auction is anticipated for early September 2023.

44	302581044	LO	OH	07/16/20	2
Loan transferred for Monetary Default as a result of the Covid-19 pandemic. Receivership Order was entered on 7/14/2022. Consensual foreclosure expected by Q3 2023.

51	302581051	LO	WV	08/06/20	2

Loan transferred for Monetary Default as a result of the Covid-19 pandemic. Receivership Order was entered on 7/13/2022. The Receiver has taken possession of the Property. A foreclosure sale has occurred, and servicer is in process of determining disposition strategy. Expect a resolution in Q1 2024.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	883100288	0.00	3.00000%	0.00	3.00000%	9	12/11/20	04/06/20	--
8	302511002	44,567,541.62	4.13000%	44,502,705.12	4.13000%	10	06/11/20	05/01/20	08/11/20
8	302511002	0.00	4.13000%	0.00	4.13000%	10	08/11/20	05/01/20	06/11/20
35	302581035	7,819,228.84	4.67150%	7,805,710.52	4.67150%	10	07/27/20	08/01/20	08/11/20
35	302581035	0.00	4.67150%	0.00	4.67150%	10	08/11/20	08/01/20	07/27/20
44	302581044	0.00	4.70000%	0.00	4.70000%	2	03/23/17	03/23/17	--
51	302581051	0.00	4.70000%	0.00	4.70000%	2	03/23/17	03/23/17	--
Totals		52,386,770.46		52,308,415.64
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
29	883100308	01/17/20	13,350,000.00	18,700,000.00	14,041,391.89	253,622.29	14,041,391.89	13,787,769.60	0.00	0.00	0.00	0.00	0.00%
35	302581035	02/17/23	7,372,350.82	7,500,000.00	7,079,029.15	744,271.62	7,079,029.15	6,334,757.53	1,037,593.29	0.00	0.00	1,037,593.29	11.92%
43	302581043	04/16/21	5,246,726.06	9,000,000.00	5,025,649.89	509,151.95	5,025,649.89	4,516,497.94	730,228.12	0.00	14,711.14	715,516.98	11.54%
55	623100134	07/17/18	3,564,376.67	4,100,000.00	5,047,746.50	1,052,869.27	4,821,769.77	3,768,900.50	0.00	0.00	18,131.85	(18,131.85)	0.48%
62	623100135	07/17/18	2,994,076.30	3,970,000.00	4,062,621.35	624,180.41	3,790,057.06	3,165,876.65	0.00	0.00	4,050.45	(4,050.45)	0.12%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			32,527,529.85	43,270,000.00	35,256,438.78	3,184,095.54	34,757,897.76	31,573,802.22	1,767,821.41	0.00	36,893.44	1,730,927.97

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	08/17/23	0.00	323,924.93	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/23	0.00	333,269.89	0.00	0.00	0.00	0.00	0.00	0.00
		06/16/23	0.00	310,582.61	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	314,492.27	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/23	0.00	286,350.48	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	1,038,361.69	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/21	0.00	730,227.92	0.00	0.00	0.00	0.00	0.00	0.00
29	883100308	01/17/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	302581035	02/17/23	0.00	0.00	1,037,593.29	0.00	0.00	1,037,593.29	0.00	0.00	1,037,593.29
43	302581043	04/17/23	0.00	0.00	715,516.98	0.00	0.00	(14,711.14)	0.00	0.00	715,516.98
		04/16/21	0.00	0.00	730,228.12	0.00	0.00	730,228.12	0.00	0.00
55	623100134	07/17/23	0.00	0.00	(18,131.85)	0.00	(18,131.85)	0.00	0.00	0.00	0.00
		07/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
62	623100135	07/17/23	0.00	0.00	(4,050.45)	0.00	(4,050.45)	0.00	0.00	0.00	0.00
		11/18/21	0.00	0.00	(100,000.00)	0.00	(100,000.00)	0.00	0.00	0.00
		07/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	323,924.93	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	3,337,209.79	1,730,927.97	0.00	(122,182.30)	1,753,110.27	0.00	0.00	1,753,110.27

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	20,368.53
9	0.00	0.00	9,418.40	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	1,856.15	0.00	0.00	0.00	0.00	35,860.83	0.00	0.00	0.00	0.00
44	0.00	0.00	1,039.85	0.00	0.00	5,793.62	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	880.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	13,194.84	0.00	0.00	5,793.62	0.00	35,860.83	0.00	0.00	0.00	20,368.53
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		75,217.82

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29